Total
VIRTUS REAL ESTATE SECURITIES FUND
Virtus Real Estate Securities Fund

Virtus Real Estate Securities Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -2.02%.

Investors should retain this supplement with the

Prospectuses for future reference.